Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	COSAN LTD.
Entity Central Index Key	0001402902
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	No
Entity Address, Country	BR
Class A common shares [member]
Document Information [Line Items]
Trading Symbol	CZZ
Entity Common Stock, Shares Outstanding	125,477,259
Title of 12(b) Security	Class A Common Shares
Security Exchange Name	NYSE
Class B series 1 common shares [Member]
Document Information [Line Items]
Trading Symbol	CZZ
Entity Common Stock, Shares Outstanding	96,332,044
Title of 12(b) Security	Class B Series 1 Common Shares
Security Exchange Name	NYSE